Debt and Financing Arrangements Short and Long-term Debt Additional Information (Details) € in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2015 EUR (€)
Debt Instrument [Line Items]
Interest paid on short and long-term debt			$ 373,000,000	$ 314,000,000	$ 300,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Installments of long-term debt maturing 2016	$ 813,000,000		813,000,000
Installments of long-term debt maturing 2017	769,000,000		769,000,000
Installments of long-term debt maturing 2018	358,000,000		358,000,000
Installments of long-term debt maturing 2019	248,000,000		248,000,000
Installments of long-term debt maturing 2020	905,000,000		905,000,000
Installments of long-term debt maturing 2021 and thereafter	3,465,000,000		3,465,000,000
Commercial Paper
Debt Instrument [Line Items]
Average outstanding commercial paper			1,537,000,000	1,252,000,000
Outstanding commercial paper at period end	0		0	0
70 million euro floating rate credit facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity | €						€ 70
90 million USD revolving credit facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 90,000,000
Line of Credit Facility, Maximum Amount Outstanding During Period		$ 90,000,000
Committed Five-year Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,500,000,000		2,500,000,000
Length of Credit Facility	5 years
Line of Credit Facility, Maximum Amount Outstanding During Period			$ 0	$ 0
Euro Member Countries, Euro | Foreign Denominated Debt
Debt Instrument [Line Items]
Weighted-average interest rate of debt	1.50%		1.50%	2.00%